CUSTOMER AND BROKERED DEPOSIT ACCOUNTS	12 Months Ended
Sep. 30, 2013
Banking And Thrift [Abstract]
CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

(10) CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

Customer and brokered deposit accounts as of September 30 are illustrated in the following table. Dollar amounts are expressed in thousands.

	2013		2012
	Amount	%	Amount	%
Demand deposit accounts	$103,401	14	91,190	10
Savings accounts	164,597	22	126,174	14
Money market demand accounts	107,337	14	78,407	9
Certificate accounts	372,858	50	575,175	65
Brokered accounts	—	—	21,367	2

	$748,193	100	892,313	100

Weighted average interest rate	0.50%		0.82%

The aggregate amount of certificate accounts in excess of $100,000 was approximately $98.5 million and $213.2 million as of September 30, 2013 and 2012, respectively.

At September 30, 2013 and 2012, the Bank had certificate accounts in the amount of $496,000 and $36.5 million which were acquired through a deposit listing service, respectively.

The following table presents contractual maturities of certificate accounts as of September 30, 2013. Dollar amounts are expressed in thousands.

	Maturing during the fiscal year ended September 30,
	2014	2015	2016	2017	2018	2019 and after	Total
Certificate accounts	$253,070	81,870	22,774	10,547	3,767	830	372,858
Brokered accounts	—	—	—	—	—	—	—

Total	$253,070	81,870	22,774	10,547	3,767	830	372,858

The following table presents interest expense on customer deposit accounts for the years ended September 30. Dollar amounts are expressed in thousands.

	2013	2012	2011
Savings accounts	$678	658	746
Money market demand and demand deposit accounts	663	525	291
Certificate and brokered accounts	4,006	7,968	14,184

	$5,347	9,151	15,221